Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	June 30, 2015	December 31, 2014
Cash on hand and at banks	$21,519	$19,380
Short-term deposits	52,278	35,113
Total cash and cash equivalents	$73,797	$54,493